Derivative Financial Instruments - (Gain)/loss on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of Loss/(gain) on derivatives
Total (gain)/loss on derivatives	$ 12,795	$ 48	[1]	$ (121)	[1]
Transfers from Level 1 to Level 2, assets	0	0		0
Transfers from Level 2 to Level 1, assets	0	0		0
Transfers into Level 3, assets	0	0		0
Transfers out of Level 3, assets	0	0		0
Transfers from Level 1 to Level 2, liabilities	0	0		0
Transfers from Level 2 to Level 1, liabilities	0	0		0
Transfers into Level 3, liabilities	0	0		0
Transfers out of Level 3, liabilities	0	0		0
Interest rate swaps held for trading
Analysis of Loss/(gain) on derivatives
Realized (gain)/loss on derivative financial instruments held for trading	(2,358)	(1,772)		2,053
Unrealized (gain)/loss on derivative financial instruments held for trading	14,381	833		(2,174)
Forward foreign exchange contracts held for trading
Analysis of Loss/(gain) on derivatives
Realized (gain)/loss on derivative financial instruments held for trading	1,295	409
Unrealized (gain)/loss on derivative financial instruments held for trading	$ (523)	$ 578		$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).